Capital — Predecessor (Details) - Schedule of authorized to issue an unlimited number - Aria Energy LLC [Member] - $ / shares	4 Months Ended	8 Months Ended
	Dec. 31, 2020	Sep. 14, 2021
Capital — Predecessor (Details) - Schedule of authorized to issue an unlimited number [Line Items]
Price per share (in Dollars per share)
Class A	452,846	452,846
Class B	27,120	27,120
Class C	9	9
Price per share 1.00 [Member]
Capital — Predecessor (Details) - Schedule of authorized to issue an unlimited number [Line Items]
Price per share (in Dollars per share)	$ 1	$ 1
Class A	441,482	441,482
Class B	27,120	27,120
Class C
Price per share 0.10 [Member]
Capital — Predecessor (Details) - Schedule of authorized to issue an unlimited number [Line Items]
Price per share (in Dollars per share)	$ 0.1	$ 0.1
Class A
Class B
Class C	9	9
Price per share 0.88 [Member]
Capital — Predecessor (Details) - Schedule of authorized to issue an unlimited number [Line Items]
Price per share (in Dollars per share)	$ 0.88	$ 0.88
Class A	11,364	11,364
Class B
Class C